UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from August 1, 2014 to August 31, 2014

Commission File Number of issuing entity: 333-197848

BARCLAYS DRYROCK ISSUANCE TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-197848-02

BARCLAYS DRYROCK FUNDING LLC
(Exact name of depositor as specified in its charter)

Commission File Number of sponsor: 333-197848-01

BARCLAYS BANK DELAWARE
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

30-6324196
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association Rodney Square North 1100 North Market Street Wilmington, DE (Address of principal executive offices of issuing entity)	19890 (Zip Code)

(302) 651-1000
(Telephone number, including area code)

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The information required by Items 1121(a) and 1121(b) of Regulations AB is contained in the distribution reports attached hereto as Exhibit 99.

With respect to the information required by Item 1121(c) of Regulation AB, Barclays Dryrock Funding LLC (CIK # 0001551964) has no repurchase activity to report for the period from August 1, 2014 to August 31, 2014 for the Barclays Dryrock Issuance Trust. Barclays Dryrock Funding LLC’s most recent FORM ABS-15G was filed on January 15, 2014.

PART II – OTHER INFORMATION

ITEM 9 – Exhibits

Exhibit 99  Monthly Servicers’ Certificate and Monthly Noteholders’ Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: September 15, 2014

BARCLAYS DRYROCK FUNDING LLC (Depositor) By: /s/ Deepesh Jain ________________________________________________
Name: Deepesh Jain Title: Vice President and Treasurer